Document and Entity Information	Apr. 10, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 10, 2023
Entity File Number	001-36464
Entity Registrant Name	Agile Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-2936302
Entity Address State Or Province	NJ
Entity Address, Address Line One	500 College Road East
Entity Address, Adress Line Two	Suite 310
Entity Address, City or Town	Princeton
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	683-1880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	AGRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001261249
Current Fiscal Year End Date	--12-31
Amendment Flag	false